UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     November 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $11,075 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRIDGEPOINT ED INC             COM              10807m105  1282.39    84036 SH       SOLE                    84036        0        0
MARKET LEADER INC              COM              57056R103  2482.16  1149146 SH       SOLE                                 0
MDS INC                        COM              55269P302    737.1    90000 SH       SOLE                    90000        0        0
MODUSLINK GLOBAL SOLUTIONS I   COM              60786L107  4623.31   571484 SH       SOLE                   571484        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107   1779.3    18000 SH       SOLE                    18000        0        0
TREE COM INC                   COM              894675107   170.68    22607 SH       SOLE                    22607        0        0